[862435.TX]1

Item 1. Schedule of Investments

Baron Asset Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (98.31%)
Communication Services (3.36%)
	Cable & Satellite (1.16%)
425,000	Liberty Broadband Corporation, Cl C [1]	$32,000,689	$53,443,750

	Interactive Media & Services (2.20%)
220,000	IAC/InterActiveCorp. [1]	48,083,119	54,804,200
1,003,374	Zillow Group, Inc., Cl C [1]	30,421,066	46,095,002

		78,504,185	100,899,202

Total Communication Services		110,504,874	154,342,952

Consumer Discretionary (7.79%)
	Hotels, Resorts & Cruise Lines (2.31%)
556,442	Choice Hotels International, Inc.	5,979,508	57,552,796
543,233	Hyatt Hotels Corp., Cl A	16,817,762	48,733,432

		22,797,270	106,286,228

	Internet & Direct Marketing Retail (0.88%)
19,759	Booking Holdings, Inc. [1]	3,141,065	40,579,651

	Leisure Facilities (3.27%)
626,538	Vail Resorts, Inc.	12,134,164	150,262,609

	Specialty Stores (1.33%)
455,117	Tiffany & Co.	28,342,285	60,826,387

Total Consumer Discretionary		66,414,784	357,954,875

Financials (12.40%)
	Asset Management & Custody Banks (0.82%)
307,514	T. Rowe Price Group, Inc.	11,188,453	37,467,506

	Financial Exchanges & Data (4.73%)
390,725	FactSet Research Systems, Inc.	21,032,965	104,831,518
257,267	MarketAxess Holdings, Inc.	31,487,484	97,532,492
326,189	Tradeweb Markets, Inc., Cl A	11,978,713	15,118,860

		64,499,162	217,482,870

	Insurance Brokers (1.71%)
390,421	Willis Towers Watson plc [2]	49,888,995	78,841,617

	Investment Banking & Brokerage (2.01%)
1,945,936	The Charles Schwab Corp.	1,717,426	92,548,716

	Property & Casualty Insurance (2.23%)
2,393,444	Arch Capital Group Ltd. [1,2]	8,625,560	102,654,813

	Regional Banks (0.90%)
350,421	First Republic Bank	9,109,161	41,156,946

Total Financials		145,028,757	570,152,468

Health Care (22.43%)
	Biotechnology (0.72%)
97,000	argenx SE, ADR [1,2]	12,713,407	15,570,440
244,658	Sage Therapeutics, Inc. [1]	38,535,486	17,661,861

		51,248,893	33,232,301
	Health Care Equipment (8.05%)
188,000	DexCom, Inc. [1]	28,214,251	41,123,120
971,630	IDEXX Laboratories, Inc. [1]	18,098,000	253,721,742
199,644	Teleflex, Inc.	40,334,965	75,153,987

		86,647,216	369,998,849

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Health Care Supplies (3.46%)
215,418	The Cooper Companies, Inc.	$36,713,299	$69,211,649
598,404	West Pharmaceutical Services, Inc.	26,107,582	89,958,073

		62,820,881	159,169,722

	Health Care Technology (1.41%)
459,386	Veeva Systems, Inc., Cl A [1]	27,115,596	64,617,235

	Life Sciences Tools & Services (8.79%)
100,682	10X Genomics, Inc., Cl A [1]	3,926,598	7,677,003
441,986	Bio-Techne Corporation	48,051,890	97,020,347
302,552	Illumina, Inc. [1]	13,002,071	100,368,600
251,117	Mettler-Toledo International, Inc. [1]	26,581,877	199,206,094

		91,562,436	404,272,044

Total Health Care		319,395,022	1,031,290,151

Industrials (17.21%)
	Aerospace & Defense (0.79%)
588,082	BWX Technologies, Inc.	29,416,776	36,508,131

	Agricultural & Farm Machinery (1.05%)
607,045	The Toro Co.	37,800,467	48,363,275

	Environmental & Facilities Services (0.79%)
1,095,612	Rollins, Inc.	24,597,482	36,330,494

	Industrial Conglomerates (2.18%)
282,192	Roper Technologies, Inc.	34,625,205	99,960,872

	Industrial Machinery (1.72%)
460,760	IDEX Corporation	36,231,831	79,250,720

	Research & Consulting Services (10.68%)
2,215,474	Clarivate Analytics Plc [1,2]	35,644,531	37,219,963
219,493	CoStar Group, Inc. [1]	44,044,864	131,322,662
1,468,500	TransUnion	79,691,638	125,718,285
1,316,206	Verisk Analytics, Inc.	46,585,700	196,562,204

		205,966,733	490,823,114

Total Industrials		368,638,494	791,236,606

Information Technology (28.20%)
	Application Software (12.42%)
611,856	ANSYS, Inc. [1]	29,041,017	157,497,853
425,000	Aspen Technology, Inc. [1]	44,285,411	51,395,250
1,631,093	Ceridian HCM Holding, Inc. [1]	63,716,511	110,718,593
1,411,809	Guidewire Software, Inc. [1]	76,708,781	154,974,274
54,000	RingCentral, Inc., Cl A [1]	9,109,261	9,108,180
1,042,076	SS&C Technologies Holdings, Inc.	32,682,577	63,983,466
90,000	The Trade Desk, Inc., Cl A [1]	17,937,948	23,380,200

		273,481,506	571,057,816
	Data Processing & Outsourced Services (3.93%)
770,217	Fidelity National Information Services, Inc.	48,700,872	107,129,482
217,448	FleetCor Technologies, Inc. [1]	12,816,767	62,564,139
150,986	MAXIMUS, Inc.	7,101,676	11,231,849

		68,619,315	180,925,470

See Notes to Schedules of Investments.

[862435.TX]2

Baron Asset Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Electronic Components (1.06%)
450,000	Amphenol Corp., Cl A	$42,881,684	$48,703,500

	Internet Services & Infrastructure (4.21%)
699,103	Verisign, Inc. [1]	42,196,951	134,703,166
480,000	Wix.com Ltd. [1,2]	43,353,666	58,742,400

		85,550,617	193,445,566

	IT Consulting & Other Services (5.31%)
1,584,323	Gartner, Inc. [1]	39,586,888	244,144,174

	Technology Distributors (1.27%)
407,363	CDW Corp.	27,215,415	58,187,731

Total Information Technology		537,335,425	1,296,464,257

Real Estate (6.92%)
	Office REITs (0.30%)
41,583	Alexander’s, Inc. [4]	1,760,107	13,736,944

	Real Estate Services (1.66%)
1,243,323	CBRE Group, Inc., Cl A [1]	19,021,762	76,203,267

	Specialized REITs (4.96%)
200,000	Alexandria Real Estate Equities, Inc. [4]	30,325,125	32,316,000
133,416	Equinix, Inc.	12,783,698	77,874,919
489,856	SBA Communications Corp.	18,137,560	118,050,397

		61,246,383	228,241,316

Total Real Estate		82,028,252	318,181,527

Total Common Stocks		1,629,345,608	4,519,622,836

Private Partnerships (0.00%)
Financials (0.00%)
	Asset Management & Custody Banks (0.00%)
7,056,223	Windy City Investments Holdings, L.L.C. [1,3,4,6]	0	179,934

Principal Amount		Cost	Value
Short Term Investments (1.61%)
$73,811,375	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2019, 0.65% due 1/2/2020; Proceeds at maturity – $73,814,040; (Fully collateralized by $75,180,000 U.S. Treasury Note, 1.625% due 12/15/2022; Market value – $75,291,342)[5]	$73,811,375	$73,811,375

Total Investments (99.92%)		$1,703,156,983	4,593,614,145

Cash and Other Assets Less Liabilities (0.08%)			3,624,481

Net Assets			$4,597,238,626

Retail Shares (Equivalent to $86.27 per share based on 27,092,874 shares outstanding)			$2,337,326,323

Institutional Shares (Equivalent to $89.94 per share based on 23,835,070 shares outstanding)			$2,143,762,373

R6 Shares (Equivalent to $89.93 per share based on 1,291,624 shares outstanding)			$116,149,930

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At December 31, 2019, the market value of restricted and fair valued securities amounted to $179,934 or 0.00% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

[862435.TX]3

Baron Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (99.94%)
Communication Services (4.37%)
	Alternative Carriers (3.01%)
8,862,608	Iridium Communications, Inc. [1,4]	$55,774,685	$218,374,661

	Movies & Entertainment (1.36%)
4,965,000	Manchester United plc, Cl A [2]	69,761,861	98,952,450

Total Communication Services		125,536,546	317,327,111

Consumer Discretionary (21.05%)
	Casinos & Gaming (3.32%)
725,000	Boyd Gaming Corporation	18,479,841	21,706,500
5,640,000	Penn National Gaming, Inc. [1]	76,554,318	144,158,400
3,156,887	Red Rock Resorts, Inc., Cl A	66,164,237	75,607,444

		161,198,396	241,472,344

	Education Services (3.45%)
1,670,000	Bright Horizons Family Solutions, Inc. [1]	53,440,575	250,984,300

	General Merchandise Stores (0.28%)
310,000	Ollie’s Bargain Outlet Holdings, Inc. [1]	14,541,755	20,246,100

	Hotels, Resorts & Cruise Lines (7.15%)
3,000,000	Choice Hotels International, Inc. [4]	72,782,127	310,290,000
1,550,000	Marriott Vacations Worldwide Corp.	84,292,546	199,578,000
555,000	OneSpaWorld Holdings Ltd. [1,2,5]	5,550,000	9,346,200

		162,624,673	519,214,200

	Leisure Facilities (6.85%)
2,075,000	Vail Resorts, Inc. [4]	61,441,780	497,647,250

Total Consumer Discretionary		453,247,179	1,529,564,194

Consumer Staples (0.71%)
	Food Distributors (0.71%)
1,000,000	Performance Food Group Co. [1]	19,000,000	51,480,000

Financials (28.30%)
	Asset Management & Custody Banks (2.79%)
2,400,000	The Carlyle Group	50,219,527	76,992,000
2,000,000	Cohen & Steers, Inc.	48,597,830	125,520,000

		98,817,357	202,512,000

	Financial Exchanges & Data (13.41%)
1,250,000	FactSet Research Systems, Inc.	62,536,096	335,375,000
1,150,000	Morningstar, Inc.	27,237,863	174,006,500
1,800,000	MSCI, Inc.	34,264,435	464,724,000

		124,038,394	974,105,500
	Insurance Brokers (0.20%)
916,195	BRP Group, Inc., Cl A [1]	12,850,358	14,704,930

	Investment Banking & Brokerage (0.64%)
450,000	Houlihan Lokey, Inc.	19,625,873	21,991,500
775,000	Moelis & Co., Cl A	19,151,133	24,738,000

		38,777,006	46,729,500

Shares		Cost	Value
Common Stocks (continued)
Financials (continued)
	Life & Health Insurance (3.34%)
1,860,000	Primerica, Inc.	$39,743,386	$242,841,600

	Property & Casualty Insurance (7.12%)
9,680,000	Arch Capital Group Ltd. [1,2]	30,492,518	415,175,200
1,003,449	Kinsale Capital Group, Inc.	35,154,566	102,010,625

		65,647,084	517,185,825

	Thrifts & Mortgage Finance (0.80%)
530,000	Essent Group Ltd. [2]	14,737,154	27,554,700
100,059	LendingTree, Inc. [1]	24,206,736	30,361,903

		38,943,890	57,916,603

Total Financials		418,817,475	2,055,995,958

Health Care (9.90%)
	Biotechnology (0.24%)
330,000	Alector, Inc. [1]	7,092,149	5,685,900
678,051	Denali Therapeutics, Inc. [1]	12,825,338	11,811,648

		19,917,487	17,497,548

	Health Care Equipment (3.85%)
1,070,000	IDEXX Laboratories, Inc. [1]	15,804,683	279,409,100

	Health Care Supplies (1.70%)
573,717	Neogen Corp. [1]	13,141,410	37,440,771
575,000	West Pharmaceutical Services, Inc.	19,667,127	86,439,750

		32,808,537	123,880,521

	Life Sciences Tools & Services (3.95%)
432,655	Adaptive Biotechnologies Corporation [1]	14,268,834	12,945,038
850,000	Bio-Techne Corporation	44,923,357	186,583,500
110,000	Mettler-Toledo International, Inc. [1]	5,036,126	87,260,800

		64,228,317	286,789,338

	Pharmaceuticals (0.16%)
300,000	Dechra Pharmaceuticals PLC (United Kingdom) [2,6]	8,518,489	11,535,001

Total Health Care		141,277,513	719,111,508

Industrials (9.44%)
	Building Products (1.84%)
1,490,000	Trex Company, Inc. [1]	27,131,528	133,921,200

	Environmental & Facilities Services (0.09%)
396,108	BrightView Holdings, Inc. [1]	4,825,022	6,682,342

	Industrial Machinery (0.40%)
90,507	Albany International Corp., Cl A	6,117,079	6,871,292
4,275,000	Marel hf (Netherlands) [1,2]	18,281,670	21,818,466

		24,398,749	28,689,758

	Research & Consulting Services (6.67%)
810,000	CoStar Group, Inc. [1]	34,402,791	484,623,000

	Trading Companies & Distributors (0.44%)
675,000	Air Lease Corp.	15,498,764	32,076,000

Total Industrials		106,256,854	685,992,300

See Notes to Schedules of Investments.

[862435.TX]4

Baron Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (18.14%)
	Application Software (12.18%)
725,000	Altair Engineering, Inc., Cl A [1]	$11,330,019	$26,034,750
1,500,000	ANSYS, Inc. [1]	35,363,291	386,115,000
2,175,000	Benefitfocus, Inc. [1,4]	81,595,571	47,719,500
1,190,000	Guidewire Software, Inc. [1]	38,711,926	130,626,300
1,000,000	Pegasystems, Inc.	13,997,009	79,650,000
3,500,000	SS&C Technologies Holdings, Inc.	27,486,344	214,900,000

		208,484,160	885,045,550

	Electronic Components (0.69%)
260,000	Littelfuse, Inc.	29,087,084	49,738,000

	Internet Services & Infrastructure (0.62%)
370,000	Wix.com Ltd. [1,2]	23,375,103	45,280,600

	IT Consulting & Other Services (4.65%)
2,190,000	Gartner, Inc. [1]	33,131,519	337,479,000

Total Information Technology		294,077,866	1,317,543,150

Real Estate (8.03%)
	Diversified REITs (0.29%)
460,135	American Assets Trust, Inc.	8,484,044	21,120,196

	Office REITs (2.68%)
90,000	Alexander’s, Inc. [5]	11,140,498	29,731,500
3,750,000	Douglas Emmett, Inc.	43,603,704	164,625,000

		54,744,202	194,356,500

	Real Estate Development (0.19%)
675,000	Forestar Group, Inc. [1]	11,930,668	14,073,750

	Specialized REITs (4.87%)
750,000	Alexandria Real Estate Equities, Inc. [5]	26,438,288	121,185,000
5,400,000	Gaming and Leisure Properties, Inc.	117,127,090	232,470,000

		143,565,378	353,655,000

Total Real Estate		218,724,292	583,205,446

Total Common Stocks		1,776,937,725	7,260,219,667

Private Preferred Stocks (0.09%)
Health Care (0.09%)
	Health Care Technology (0.09%)
3,354,353	Schrödinger, Inc., Series E [1,3,5,7]	4,999,999	6,708,706

Shares		Cost	Value
Private Partnerships (0.00%)
Financials (0.00%)
	Asset Management & Custody Banks (0.00%)
2,375,173	Windy City Investments Holdings, L.L.C. [1,3,5,7]	$0	$60,567

Warrants (0.01%)
Consumer Discretionary (0.01%)
	Hotels, Resorts & Cruise Lines (0.01%)
96,515	OneSpaWorld Holdings Ltd. Warrants, Exp 3/20/2031 [1,2,5,6]	0	655,337

Total Investments (100.04%)		$1,781,937,724	7,267,644,277

Liabilities Less Cash and Other Assets (-0.04%)			(2,594,374)

Net Assets			$7,265,049,903

Retail Shares (Equivalent to $82.66 per share based on 31,864,246 shares outstanding)			$2,633,958,609

Institutional Shares (Equivalent to $85.69 per share based on 52,150,330 shares outstanding)			$4,468,931,700

R6 Shares (Equivalent to $85.70 per share based on 1,892,100 shares outstanding)			$162,159,594

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At December 31, 2019, the market value of restricted and fair valued securities amounted to $6,769,273 or 0.09% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	See Note 6 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[6]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

[862435.TX]5

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (97.37%)
Communication Services (4.80%)
	Cable & Satellite (2.33%)
100,000	Liberty Broadband Corporation, Cl A [1]	$404,823	$12,456,000
275,000	Liberty Broadband Corporation, Cl C [1]	1,079,680	34,581,250
1,000,000	Liberty Media Corp.-Liberty SiriusXM, Cl C [1]	2,168,308	48,140,000

		3,652,811	95,177,250

	Movies & Entertainment (2.47%)
750,000	Liberty Media Corporation-Liberty Formula One, Cl C [1]	10,168,679	34,473,750
225,000	The Madison Square Garden Company, Cl A [1]	11,968,716	66,192,750

		22,137,395	100,666,500

Total Communication Services		25,790,206	195,843,750

Consumer Discretionary (16.31%)
	Casinos & Gaming (1.76%)
3,000,000	Red Rock Resorts, Inc., Cl A	65,067,490	71,850,000

	Education Services (3.04%)
825,000	Bright Horizons Family Solutions, Inc. [1]	25,784,147	123,989,250

	General Merchandise Stores (0.96%)
600,000	Ollie’s Bargain Outlet Holdings, Inc. [1]	35,610,652	39,186,000

	Home Improvement Retail (2.49%)
2,000,000	Floor & Decor Holdings, Inc., Cl A [1]	78,500,578	101,620,000

	Homebuilding (2.53%)
1,500,000	Installed Building Products, Inc. [1]	88,307,354	103,305,000

	Hotels, Resorts & Cruise Lines (1.03%)
2,500,000	OneSpaWorld Holdings Ltd. [1,2,4]	27,000,000	42,100,000

	Internet & Direct Marketing Retail (0.50%)
600,000	The RealReal, Inc. [1]	12,949,355	11,310,000
500,000	Revolve Group, Inc. [1]	9,535,208	9,180,000

		22,484,563	20,490,000

	Leisure Facilities (1.46%)
800,000	Planet Fitness, Inc., Cl A [1]	28,416,505	59,744,000

	Restaurants (1.41%)
600,000	BJ’s Restaurants, Inc.	23,242,737	22,776,000
800,000	The Cheesecake Factory, Inc.	21,568,144	31,088,000
40,000	Wingstop Inc.	574,326	3,449,200

		45,385,207	57,313,200

	Specialty Stores (1.13%)
3,000,000	Hudson Ltd., Cl A [1,2]	54,314,533	46,020,000

Total Consumer Discretionary		470,871,029	665,617,450

Financials (2.17%)
	Insurance Brokers (0.34%)
855,000	BRP Group, Inc., Cl A [1]	12,902,782	13,722,750

	Investment Banking & Brokerage (1.33%)
625,000	Houlihan Lokey, Inc.	28,909,333	30,543,750
750,000	Moelis & Co., Cl A	15,297,250	23,940,000

		44,206,583	54,483,750

Shares		Cost	Value
Common Stocks (continued)
Financials (continued)
	Property & Casualty Insurance (0.50%)
200,000	Kinsale Capital Group, Inc.	$17,719,714	$20,332,000

Total Financials		74,829,079	88,538,500

Health Care (19.45%)
	Biotechnology (0.33%)
750,000	Abcam plc (United Kingdom)[2]	6,867,448	13,431,442

	Health Care Equipment (6.50%)
550,000	Cantel Medical Corp.	24,728,891	38,995,000
300,000	DexCom, Inc. [1]	3,984,388	65,622,000
375,000	IDEXX Laboratories, Inc. [1]	5,618,604	97,923,750
300,000	Inspire Medical Systems, Inc. [1,4]	15,398,159	22,263,000
1,000,000	Silk Road Medical, Inc. [1,4]	38,341,580	40,380,000

		88,071,622	265,183,750

	Health Care Supplies (0.28%)
175,000	Neogen Corp. [1]	9,472,399	11,420,500

	Health Care Technology (2.05%)
1,000,000	Teladoc Health, Inc. [1]	31,427,124	83,720,000

	Life Sciences Tools & Services (7.53%)
250,000	Adaptive Biotechnologies Corporation [1]	7,637,982	7,480,000
250,000	Guardant Health, Inc. [1,4]	4,953,266	19,535,000
700,000	ICON plc [1,2]	19,870,562	120,561,000
75,000	Mettler-Toledo International, Inc. [1]	3,665,865	59,496,000
900,000	PRA Health Sciences, Inc. [1]	16,553,917	100,035,000

		52,681,592	307,107,000

	Managed Health Care (1.82%)
1,000,000	HealthEquity, Inc. [1]	23,274,522	74,070,000

	Pharmaceuticals (0.94%)
1,000,000	Dechra Pharmaceuticals PLC (United Kingdom) [2,5]	28,027,985	38,450,002

Total Health Care		239,822,692	793,382,694

Industrials (20.68%)
	Aerospace & Defense (4.03%)
1,000,000	Mercury Systems, Inc. [1]	25,872,953	69,110,000
170,000	TransDigm Group, Inc.	0	95,200,000

		25,872,953	164,310,000
	Building Products (1.59%)
625,000	Advanced Drainage Systems, Inc.	19,142,606	24,275,000
450,000	Trex Company, Inc. [1]	35,044,299	40,446,000

		54,186,905	64,721,000
	Environmental & Facilities Services (2.67%)
1,200,000	Waste Connections, Inc. [2]	52,400,000	108,948,000

	Human Resource & Employment Services (3.04%)
1,750,000	ASGN, Inc. [1]	45,317,074	124,197,500

	Industrial Conglomerates (0.64%)
760,000	Raven Industries, Inc.	26,972,733	26,189,600

	Industrial Machinery (3.70%)
725,000	Helios Technologies, Inc.	34,755,037	33,516,750
725,000	John Bean Technologies Corp.	62,999,777	81,678,500
225,000	RBC Bearings, Incorporated [1]	14,315,839	35,626,500

		112,070,653	150,821,750

See Notes to Schedules of Investments.

[862435.TX]6

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Research & Consulting Services (1.65%)
4,000,000	Clarivate Analytics plc [1,2]	$44,078,833	$67,200,000
	Trading Companies & Distributors (3.36%)
1,300,000	SiteOne Landscape Supply, Inc. [1]	41,357,820	117,845,000
800,000	Univar Solutions, Inc. [1]	15,184,380	19,392,000

		56,542,200	137,237,000

Total Industrials		417,441,351	843,624,850

Information Technology (23.87%)
	Application Software (11.17%)
1,050,000	Altair Engineering, Inc., Cl A [1]	17,162,704	37,705,500
800,000	Aspen Technology, Inc. [1]	29,983,938	96,744,000
850,000	Ceridian HCM Holding, Inc. [1]	23,711,721	57,698,000
1,500,000	Guidewire Software, Inc. [1]	40,880,643	164,655,000
325,000	The Trade Desk, Inc., Cl A [1]	11,537,500	84,428,500
1,000,000	Yext, Inc. [1]	13,112,639	14,420,000

		136,389,145	455,651,000
	Data Processing & Outsourced Services (3.57%)
3,500,000	Repay Holdings Corporation [1,3]	35,000,000	51,275,000
450,000	WEX, Inc. [1]	18,982,529	94,257,000

		53,982,529	145,532,000
	Electronic Equipment & Instruments (1.99%)
1,450,000	Cognex Corp.	11,489,969	81,258,000
	Internet Services & Infrastructure (1.50%)
500,000	Wix.com Ltd. [1,2]	27,175,966	61,190,000
	IT Consulting & Other Services (5.64%)
600,000	Endava plc, ADR [1,2]	16,610,349	27,960,000
1,000,000	Gartner, Inc. [1]	14,988,362	154,100,000
1,000,000	LiveRamp Holdings, Inc. [1]	21,949,295	48,070,000

		53,548,006	230,130,000

Total Information Technology		282,585,615	973,761,000

Materials (3.60%)
	Construction Materials (0.94%)
1,600,000	Summit Materials, Inc., Cl A [1]	29,176,146	38,240,000
	Metal & Glass Containers (0.93%)
800,000	Berry Global Group, Inc. [1]	12,652,147	37,992,000
	Specialty Chemicals (1.73%)
450,000	Ingevity Corp. [1]	39,582,818	39,321,000
400,000	PolyOne Corp.	14,428,598	14,716,000
100,000	Quaker Chemical Corp.	15,148,385	16,452,000

		69,159,801	70,489,000

Total Materials		110,988,094	146,721,000

Real Estate (5.42%)
	Specialized REITs (5.42%)
2,500,000	Americold Realty Trust [4]	54,430,446	87,650,000
300,000	Gaming and Leisure Properties, Inc.	3,018,340	12,915,000
500,000	SBA Communications Corp.	2,014,480	120,495,000

Total Real Estate		59,463,266	221,060,000

Shares		Cost	Value
Common Stocks (continued)
Unclassified (1.07%)
2,000,000	ChaSerg Technology Acquisition Corp., Cl A [1,3]	$20,642,600	$21,620,000
2,000,000	GS Acquisition Holdings Corp., Cl A [1]	21,913,674	22,060,000

		42,556,274	43,680,000

Total Common Stocks		1,724,347,606	3,972,229,244

Warrants (0.14%)
Consumer Discretionary (0.04%)
	Hotels, Resorts & Cruise Lines (0.04%)
260,850	OneSpaWorld Holdings Ltd. Warrants, Exp 3/19/2024 [1,2,4,5]	0	1,771,171

Total Consumer Discretionary
Information Technology (0.10%)
	Data Processing & Outsourced Services (0.10%)
3,500,000	Repay Holdings Corporation Warrants Exp 7/11/2024 [1,3]	0	3,920,000

Total Information Technology
Total Warrants		0	5,691,171

Principal Amount
Short Term Investments (2.44%)
$99,551,863	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2019, 0.65% due 1/2/2020; Proceeds at maturity – $99,555,458; (Fully collateralized by $101,395,000 U.S. Treasury Note, 1.625% due 12/15/2022; Market value – $101,545,166)[5]	99,551,863	99,551,863

Total Investments (99.95%)		$1,823,899,469	4,077,472,278

Cash and Other Assets Less Liabilities (0.05%)			2,004,380

Net Assets			$4,079,476,658

Retail Shares (Equivalent to $29.36 per share based on 51,214,121 shares outstanding)			$1,503,632,550

Institutional Shares (Equivalent to $30.81 per share based on 77,819,775 shares outstanding)			$2,397,281,261

R6 Shares (Equivalent to $30.80 per share based on 5,798,208 shares outstanding)			$178,562,847

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	See Note 6 regarding “Affiliated” companies.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

[862435.TX]7

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (97.76%)
Communication Services (11.62%)
	Interactive Home Entertainment (2.88%)
62,700	Electronic Arts, Inc. [1]	$6,067,100	$6,740,877
47,900	Take-Two Interactive Software, Inc. [1]	5,171,753	5,864,397

		11,238,853	12,605,274

	Interactive Media & Services (6.31%)
15,450	Alphabet, Inc., Cl C [1]	11,495,851	20,656,959
28,100	IAC/InterActive Corp. [1]	6,392,182	6,999,991

		17,888,033	27,656,950

	Movies & Entertainment (1.85%)
122,614	Manchester United plc, Cl A [2]	1,867,993	2,443,697
17,525	Netflix, Inc. [1]	902,756	5,670,564

		2,770,749	8,114,261

	Publishing (0.58%)
133,200	Future PLC (United Kingdom)[2]	2,465,881	2,558,332

Total Communication Services		34,363,516	50,934,817

Consumer Discretionary (17.42%)
	Automobile Manufacturers (4.31%)
45,200	Tesla, Inc. [1]	9,891,462	18,908,516

	Education Services (0.78%)
77,236	Arco Platform Limited, Cl A [1,2]	1,351,630	3,413,831

	Internet & Direct Marketing Retail (12.33%)
45,800	Alibaba Group Holding Limited, ADR [1,2]	4,374,113	9,714,180
14,975	Amazon.com, Inc. [1]	4,786,248	27,671,404
9,629	MercadoLibre, Inc. [1]	5,582,412	5,507,211
1,644,126	Trainline Plc, 144A (United Kingdom)[1,2,4]	7,333,459	11,135,355

		22,076,232	54,028,150

Total Consumer Discretionary		33,319,324	76,350,497

Financials (1.26%)
	Financial Exchanges & Data (0.92%)
10,600	MarketAxess Holdings, Inc.	1,129,414	4,018,566

	Investment Banking & Brokerage (0.34%)
39,213	XP, Inc., Cl A [1,2]	1,058,751	1,510,485

Total Financials		2,188,165	5,529,051

Health Care (12.34%)
	Biotechnology (7.59%)
112,300	Acceleron Pharma, Inc. [1]	4,172,486	5,954,146
67,702	argenx SE, ADR [1,2]	1,879,141	10,867,525
76,100	Arrowhead Pharmaceuticals, Inc. [1]	1,145,615	4,827,023
29,700	Neurocrine Biosciences, Inc. [1]	2,480,850	3,192,453
35,100	Sage Therapeutics, Inc. [1]	1,049,677	2,533,869
27,000	Vertex Pharmaceuticals Incorporated [1]	4,105,735	5,911,650

		14,833,504	33,286,666

	Health Care Equipment (2.37%)
21,200	Edwards Lifesciences Corp. [1]	1,839,412	4,945,748
9,235	Intuitive Surgical, Inc. [1]	2,019,681	5,459,270

		3,859,093	10,405,018

	Health Care Technology (0.23%)
7,200	Veeva Systems, Inc., Cl A [1]	1,099,411	1,012,752

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Life Sciences Tools & Services (2.15%)
10,419	10X Genomics, Inc., Cl A [1]	$406,341	$794,449
11,545	Adaptive Biotechnologies Corporation [1]	230,900	345,427
26,837	Guardant Health, Inc. [1,3]	1,713,167	2,097,043
18,615	Illumina, Inc. [1]	1,622,197	6,175,340

		3,972,605	9,412,259

Total Health Care		23,764,613	54,116,695

Industrials (3.23%)
	Research & Consulting Services (3.23%)
17,333	CoStar Group, Inc. [1]	292,416	10,370,334
25,390	Verisk Analytics, Inc.	1,183,699	3,791,743

Total Industrials		1,476,115	14,162,077

Information Technology (48.57%)
	Application Software (19.70%)
28,800	Adobe, Inc. [1]	5,517,170	9,498,528
16,975	ANSYS, Inc. [1]	1,416,670	4,369,535
106,170	Ceridian HCM Holding, Inc. [1]	3,413,613	7,206,820
4,900	Coupa Software, Inc. [1]	437,312	716,625
157,100	Guidewire Software, Inc. [1]	3,949,773	17,244,867
176,000	Medallia, Inc. [1]	4,788,445	5,475,360
42,700	RingCentral, Inc., Cl A [1]	3,277,189	7,202,209
26,980	salesforce.com, Inc. [1]	1,564,651	4,388,027
20,900	ServiceNow, Inc. [1,3]	1,110,572	5,900,488
31,000	Splunk, Inc. [1]	1,733,740	4,642,870
118,700	SS&C Technologies Holdings, Inc.	3,985,285	7,288,180
20,800	The Trade Desk, Inc., Cl A [1]	374,400	5,403,424
321,900	Yext, Inc. [1]	4,617,809	4,641,798
35,207	Zoom Video Communications, Inc., Cl A [1]	2,393,605	2,395,484

		38,580,234	86,374,215

	Data Processing & Outsourced Services (5.45%)
33,100	MasterCard Incorporated, Cl A	2,713,455	9,883,329
42,400	PagSeguro Digital Ltd., Cl A [1,2]	1,269,619	1,448,384
26,800	PayPal Holdings, Inc. [1]	2,420,220	2,898,956
51,300	Visa, Inc., Cl A	4,019,238	9,639,270

		10,422,532	23,869,939

	Internet Services & Infrastructure (4.16%)
133,677	GDS Holdings Limited, ADR [1,2]	4,891,627	6,895,060
36,241	Twilio, Inc., Cl A [1]	4,532,896	3,561,765
63,543	Wix.com Ltd. [1,2]	3,424,599	7,776,392

		12,849,122	18,233,217

	IT Consulting & Other Services (5.93%)
136,176	Endava plc, ADR [1,2]	3,724,792	6,345,801
91,187	Gartner, Inc. [1]	1,218,835	14,051,917
116,100	LiveRamp Holdings, Inc. [1]	3,079,397	5,580,927

		8,023,024	25,978,645

	Semiconductors (3.74%)
80,200	Mellanox Technologies Ltd. [1,2]	4,716,457	9,397,836
29,800	NVIDIA Corp.	6,014,158	7,011,940

		10,730,615	16,409,776

See Notes to Schedules of Investments.

[862435.TX]8

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Systems Software (9.59%)
27,223	Crowdstrike Holdings, Inc., Cl A [1]	$1,187,579	$1,357,611
142,820	Datadog, Inc., Cl A [1,3]	4,555,536	5,395,740
202,900	Microsoft Corp.	18,301,106	31,997,330
28,800	Proofpoint, Inc. [1]	2,314,362	3,305,664

		26,358,583	42,056,345

Total Information Technology		106,964,110	212,922,137

Real Estate (3.32%)
	Specialized REITs (3.32%)
28,100	Alexandria Real Estate Equities, Inc. [3]	3,889,445	4,540,398
13,725	Equinix, Inc.	1,835,229	8,011,282
8,300	SBA Communications Corp.	27,760	2,000,217

Total Real Estate		5,752,434	14,551,897

Total Common Stocks		207,828,277	428,567,171

Principal Amount
Short Term Investments (2.17%)
$9,526,384	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2019, 0.65% due 1/2/2020; Proceeds at maturity – $9,526,728; (Fully collateralized by $9,595,000 U.S. Treasury Note, 2.00% due 11/30/2022; Market value – $9,718,133)[4]	9,526,384	9,526,384

Total Investments (99.93%)		$217,354,661	438,093,555

Cash and Other Assets Less Liabilities (0.07%)			305,353

Net Assets			$438,398,908

Retail Shares (Equivalent to $22.87 per share based on 13,475,023 shares outstanding)			$308,113,468

Institutional Shares (Equivalent to $23.91 per share based on 4,756,757 shares outstanding)			$113,713,315

R6 Shares (Equivalent to $23.93 per share based on 692,413 shares outstanding)			$16,572,125

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the market value of Rule 144A securities amounted to $11,135,355 or 2.54% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

[862435.TX]9

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (97.52%)
Communication Services (11.07%)
	Interactive Media & Services (11.07%)
1,948	Alphabet, Inc., Cl A [1]	$280,365	$2,609,132
10,283	Alphabet, Inc., Cl C [1]	4,420,382	13,748,577
64,665	Facebook, Inc., Cl A [1]	2,342,792	13,272,491
27,768	IAC/InterActive Corp. [1]	5,715,646	6,917,286

Total Communication Services		12,759,185	36,547,486

Consumer Discretionary (19.06%)
	Internet & Direct Marketing Retail (19.06%)
92,830	Alibaba Group Holding Limited, ADR [1,2]	7,959,441	19,689,243
17,716	Amazon.com, Inc. [1]	3,748,327	32,736,333
2,233	Booking Holdings, Inc. [1]	1,170,069	4,585,979
10,320	MercadoLibre, Inc. [1]	5,390,091	5,902,421

Total Consumer Discretionary		18,267,928	62,913,976

Financials (7.13%)
	Diversified Banks (1.07%)
150,000	Kotak Mahindra Bank Ltd. (India)[2,4]	2,937,439	3,540,331
	Financial Exchanges & Data (5.71%)
54,208	CME Group, Inc.	5,248,889	10,880,630
29,186	S&P Global, Inc.	5,614,347	7,969,237

		10,863,236	18,849,867
	Investment Banking & Brokerage (0.35%)
29,906	XP, Inc., Cl A [1,2]	807,462	1,151,979

Total Financials		14,608,137	23,542,177

Health Care (16.83%)
	Biotechnology (3.52%)
45,621	Sage Therapeutics, Inc. [1]	7,050,220	3,293,380
37,971	Vertex Pharmaceuticals Incorporated [1]	5,909,494	8,313,750

		12,959,714	11,607,130
	Health Care Equipment (4.36%)
24,371	Intuitive Surgical, Inc. [1]	8,390,754	14,406,917
	Health Care Technology (4.28%)
100,453	Veeva Systems, Inc., Cl A [1]	7,493,347	14,129,719
	Life Sciences Tools & Services (4.67%)
7,194	10X Genomics, Inc., Cl A [1]	280,566	548,543
44,814	Illumina, Inc. [1]	5,436,613	14,866,596

		5,717,179	15,415,139

Total Health Care		34,560,994	55,558,905

Information Technology (39.97%)
	Application Software (7.28%)
34,774	RingCentral, Inc., Cl A [1]	2,908,042	5,865,331
17,996	ServiceNow, Inc. [1,3]	4,695,422	5,080,631
148,779	Slack Technologies, Inc., Cl A [1]	3,293,765	3,344,552
65,163	Splunk, Inc. [1]	7,689,974	9,759,462

		18,587,203	24,049,976
	Data Processing & Outsourced Services (19.56%)
5,852	Adyen N.V., 144A (Netherlands)[1,2,4]	4,406,864	4,813,829
89,358	Fidelity National Information Services, Inc.	7,601,621	12,428,804
66,851	MasterCard Incorporated, Cl A	3,750,511	19,961,040
197,125	PagSeguro Digital Ltd., Cl A [1,2]	4,879,574	6,733,790
114,585	StoneCo Ltd., Cl A [1,2]	4,316,950	4,570,796
85,434	Visa, Inc., Cl A	2,870,564	16,053,049

		27,826,084	64,561,308

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Internet Services & Infrastructure (3.73%)
65,037	Twilio Inc., Cl A [1]	$7,743,738	$6,391,837
48,522	Wix.com Ltd. [1,2]	4,233,004	5,938,122

		11,976,742	12,329,959
	IT Consulting & Other Services (3.29%)
51,126	EPAM Systems, Inc. [1]	4,736,195	10,846,892
	Semiconductor Equipment (3.51%)
39,157	ASML Holding N.V. [2]	4,042,937	11,588,122
	Systems Software (2.60%)
66,160	Crowdstrike Holdings, Inc., Cl A [1]	3,070,016	3,299,399
140,287	Datadog, Inc., Cl A [1,3]	3,787,749	5,300,043

		6,857,765	8,599,442

Total Information Technology		74,026,926	131,975,699

Real Estate (3.46%)
	Specialized REITs (3.46%)
19,555	Equinix, Inc.	3,178,515	11,414,254

Total Common Stocks		157,401,685	321,952,497

Principal Amount
Short Term Investments (1.47%)
$4,867,043	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2019, 0.65% due 1/2/2020; Proceeds at maturity – $4,867,218; (Fully collateralized by $4,905,000 U.S. Treasury Note, 2.00% due 11/30/2022; Market value – $4,967,946)[4]	4,867,043	4,867,043

Total Investments (98.99%)		$162,268,728	326,819,540

Cash and Other Assets Less Liabilities (1.01%)			3,336,993

Net Assets			$330,156,533

Retail Shares (Equivalent to $33.50 per share based on 3,614,850 shares outstanding)			$121,097,095

Institutional Shares (Equivalent to $34.27 per share based on 5,393,256 shares outstanding)			$184,849,309

R6 Shares (Equivalent to $34.29 per share based on 706,117 shares outstanding)			$24,210,129

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the market value of Rule 144A securities amounted to $4,813,829 or 1.46% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

[862435.TX]10

Baron Discovery Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (94.41%)
Communication Services (4.02%)
	Advertising (1.07%)
2,500,000	S4 Capital PLC (United Kingdom) [1,2]	$6,015,204	$6,374,636

	Movies & Entertainment (1.35%)
185,000	Liberty Media Corporation-Liberty Formula One, Cl A [1]	5,634,811	8,099,300

	Publishing (1.60%)
500,000	Future PLC (United Kingdom) [2]	7,504,007	9,603,349

Total Communication Services		19,154,022	24,077,285

Consumer Discretionary (7.39%)
	Casinos & Gaming (2.85%)
250,000	Boyd Gaming Corporation	5,229,373	7,485,000
400,000	Red Rock Resorts, Inc., Cl A	8,231,421	9,580,000

		13,460,794	17,065,000

	General Merchandise Stores (1.09%)
100,000	Ollie’s Bargain Outlet Holdings, Inc. [1]	5,855,691	6,531,000

	Home Improvement Retail (2.76%)
325,000	Floor & Decor Holdings, Inc., Cl A [1]	10,815,199	16,513,250

	Internet & Direct Marketing Retail (0.55%)
175,000	The RealReal, Inc. [1]	3,324,385	3,298,750

	Restaurants (0.14%)
10,000	Wingstop, Inc.	874,199	862,300

Total Consumer Discretionary		34,330,268	44,270,300

Consumer Staples (0.99%)
	Agricultural Products (0.93%)
290,000	Limoneira Co.	6,798,165	5,576,700

	Packaged Foods & Meats (0.06%)
1,050,000	Barfresh Food Group, Inc. [1]	597,200	367,500

Total Consumer Staples		7,395,365	5,944,200

Financials (4.01%)
	Insurance Brokers (0.87%)
325,000	BRP Group, Inc., Cl A [1]	5,241,196	5,216,250

	Property & Casualty Insurance (3.14%)
185,000	Kinsale Capital Group, Inc.	8,344,077	18,807,100

Total Financials		13,585,273	24,023,350

Health Care (28.31%)
	Biotechnology (4.71%)
290,000	Emergent BioSolutions, Inc. [1]	13,932,817	15,645,500
188,500	Esperion Therapeutics, Inc. [1]	8,975,676	11,240,255
18,000	Sage Therapeutics, Inc. [1]	1,395,612	1,299,420

		24,304,105	28,185,175

	Health Care Equipment (8.60%)
425,084	AxoGen, Inc. [1]	7,186,804	7,604,753
100,000	Inogen, Inc. [1]	4,705,574	6,833,000
50,000	Inspire Medical Systems, Inc. [1,3]	2,923,748	3,710,500
90,000	Intersect ENT, Inc. [1,3]	2,460,952	2,241,000
350,208	Silk Road Medical, Inc. [1,3]	12,015,855	14,141,399
127,000	Tactile Systems Technology, Inc. [1]	6,313,652	8,573,770
1,985,000	ViewRay, Inc. [1]	9,544,839	8,376,700

		45,151,424	51,481,122

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Health Care Supplies (3.18%)
1,529,967	Cerus Corp. [1]	$7,100,381	$6,456,461
1,406,463	Sientra, Inc. [1]	12,161,281	12,573,779

		19,261,662	19,030,240

	Health Care Technology (1.55%)
111,000	Teladoc Health, Inc. [1]	2,877,298	9,292,920

	Life Sciences Tools & Services (4.82%)
12,312	10X Genomics, Inc., Cl A [1]	480,168	938,790
260,000	Accelerate Diagnostics, Inc. [1]	4,117,791	4,394,000
417,036	CareDx, Inc. [1,3]	7,733,493	8,995,466
519,190	Veracyte, Inc. [1,3]	12,884,315	14,495,785

		25,215,767	28,824,041

	Managed Health Care (1.66%)
362,873	Progyny, Inc. [1]	4,750,389	9,960,864

	Pharmaceuticals (3.79%)
827,732	Revance Therapeutics, Inc. [1]	12,763,108	13,434,090
3,831,500	TherapeuticsMD, Inc. [1]	16,199,093	9,272,230

		28,962,201	22,706,320

Total Health Care		150,522,846	169,480,682

Industrials (17.65%)
	Aerospace & Defense (3.62%)
90,000	Cubic Corp.	5,100,716	5,721,300
230,600	Mercury Systems, Inc. [1]	7,155,936	15,936,766

		12,256,652	21,658,066

	Building Products (3.25%)
200,000	Advanced Drainage Systems, Inc.	6,127,823	7,768,000
130,000	Trex Company, Inc. [1]	8,824,723	11,684,400

		14,952,546	19,452,400

	Heavy Electrical Equipment (2.19%)
707,000	TPI Composites, Inc. [1]	15,134,505	13,086,570

	Industrial Conglomerates (0.95%)
165,000	Raven Industries, Inc.	5,579,803	5,685,900

	Industrial Machinery (4.99%)
86,600	ESCO Technologies, Inc.	4,658,024	8,010,500
190,500	Helios Technologies, Inc.	8,389,728	8,806,815
252,500	Kornit Digital Ltd. [1,2]	4,180,629	8,643,075
240,000	Luxfer Holdings plc [2]	5,563,295	4,442,400

		22,791,676	29,902,790

	Trading Companies & Distributors (2.65%)
175,000	SiteOne Landscape Supply, Inc. [1]	9,355,344	15,863,750

Total Industrials		80,070,526	105,649,476

Information Technology (26.93%)
	Application Software (7.38%)
92,670	Bill.Com Holdings, Inc. [1]	2,038,740	3,526,094
30,700	Envestnet, Inc. [1]	1,031,189	2,137,641
350,000	Medallia, Inc. [1]	10,195,760	10,888,500
563,300	RIB Software SE (Germany) [2,4]	7,606,421	14,203,250
10,000	The Trade Desk, Inc., Cl A [1]	2,106,329	2,597,800
750,000	Yext, Inc. [1]	11,258,375	10,815,000

		34,236,814	44,168,285

See Notes to Schedules of Investments.

[862435.TX]11

Baron Discovery Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Data Processing & Outsourced Services (1.22%)
500,000	Repay Holdings Corporation, Cl A [1]	$6,875,000	$7,325,000

	Electronic Equipment & Instruments (1.95%)
10,431	Novanta, Inc. [1,2]	272,590	922,518
350,000	PAR Technology Corp. [1]	7,405,074	10,759,000

		7,677,664	11,681,518

	IT Consulting & Other Services (3.30%)
300,000	Endava plc, ADR [1,2]	7,136,331	13,980,000
120,000	LiveRamp Holdings, Inc. [1]	3,526,876	5,768,400

		10,663,207	19,748,400

	Semiconductor Equipment (3.73%)
40,000	Advanced Energy Industries, Inc. [1]	2,781,533	2,848,000
290,000	Ichor Holdings Ltd. [1,2]	5,341,006	9,648,300
260,000	Nova Measuring Instruments Ltd. [1,2]	6,318,760	9,835,800

		14,441,299	22,332,100

	Semiconductors (0.51%)
580,000	Everspin Technologies, Inc. [1]	5,093,299	3,050,800

	Systems Software (8.84%)
330,000	Blue Prism Group plc (United Kingdom) [1,2,4]	8,142,526	4,973,114
226,275	Dynatrace, Inc. [1,3]	4,185,529	5,724,757
319,000	ForeScout Technologies, Inc. [1]	8,902,279	10,463,200
475,000	Ping Identity Holding Corp. [1]	7,825,618	11,542,500
120,000	Qualys, Inc. [1]	5,661,480	10,004,400
132,000	Varonis Systems, Inc. [1]	8,436,568	10,257,720

		43,154,000	52,965,691

Total Information Technology		122,141,283	161,271,794

Real Estate (5.11%)
	Industrial REITs (2.10%)
275,000	Rexford Industrial Realty, Inc.	9,183,921	12,559,250

	Office REITs (0.96%)
275,000	Alexander & Baldwin, Inc. [1]	7,146,982	5,764,000

	Specialized REITs (2.05%)
350,000	Americold Realty Trust [3]	6,110,735	12,271,000

Total Real Estate		22,441,638	30,594,250

Total Common Stocks		449,641,221	565,311,337

Principal Amount		Cost	Value
Short Term Investments (5.59%)
$33,497,565	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2019, 0.65% due 1/2/2020; Proceeds at maturity – $33,498,775; (Fully collateralized by $34,080,000 U.S. Treasury Note, 1.625% due 11/15/2022; Market value – $34,168,881) [4]	$33,497,565	$33,497,565

Total Investments (100.00%)		$483,138,786	598,808,902

Liabilities Less Cash and Other Assets (0.00%)			(6,738)

Net Assets			$598,802,164

Retail Shares (Equivalent to $21.33 per share based on 5,954,507 shares outstanding)			$127,026,210

Institutional Shares (Equivalent to $21.65 per share based on 21,392,702 shares outstanding)			$463,162,759

R6 Shares (Equivalent to $21.65 per share based on 397,810 shares outstanding)			$8,613,195

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

[862435.TX]12

Baron Durable Advantage Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (95.63%)
Communication Services (7.98%)
	Cable & Satellite (1.86%)
343	Charter Communications, Inc., Cl A [1]	$113,836	$166,382

	Interactive Media & Services (3.42%)
228	Alphabet, Inc., Cl C [1]	267,060	304,841

	Movies & Entertainment (2.70%)
1,667	The Walt Disney Company	237,699	241,098

Total Communication Services		618,595	712,321

Consumer Discretionary (1.99%)
	Apparel, Accessories & Luxury Goods (1.99%)
381	LVMH Moët Hennessy Louis Vuitton SE (France) [2,4]	122,482	177,528

Consumer Staples (5.97%)
	Distillers & Vintners (3.08%)
1,448	Constellation Brands, Inc., Cl A	293,040	274,758

	Hypermarkets & Super Centers (1.46%)
443	Costco Wholesale Corp.	99,940	130,207

	Personal Products (1.43%)
621	The Estée Lauder Companies, Inc., Cl A	96,893	128,261

Total Consumer Staples		489,873	533,226

Financials (12.72%)
	Asset Management & Custody Banks (1.85%)
328	BlackRock, Inc.	160,532	164,886

	Financial Exchanges & Data (10.87%)
808	CME Group, Inc.	125,886	162,182
1,655	Moody’s Corp.	296,413	392,913
1,521	S&P Global, Inc.	319,606	415,309

		741,905	970,404

Total Financials		902,437	1,135,290

Health Care (22.13%)
	Health Care Equipment (5.00%)
2,194	Danaher Corp.	265,443	336,735
3,708	Envista Holdings Corp. [1]	93,035	109,905

		358,478	446,640

	Life Sciences Tools & Services (8.83%)
1,550	Agilent Technologies, Inc.	107,517	132,230
1,529	IQVIA Holdings, Inc. [1]	220,086	236,246
189	Mettler-Toledo International, Inc. [1]	121,918	149,930
831	Thermo Fisher Scientific, Inc.	241,873	269,967

		691,394	788,373

	Managed Health Care (3.58%)
1,086	UnitedHealth Group, Incorporated	249,999	319,263

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Pharmaceuticals (4.72%)
5,303	AstraZeneca PLC, ADR [2]	$223,155	$264,407
1,727	Merck & Co., Inc.	156,209	157,071

		379,364	421,478

Total Health Care		1,679,235	1,975,754

Industrials (5.60%)
	Aerospace & Defense (1.21%)
1,205	HEICO Corp., Cl A	108,653	107,883

	Research & Consulting Services (4.39%)
5,202	IHS Markit Ltd. [1,2]	304,760	391,971

Total Industrials		413,413	499,854

Information Technology (32.87%)
	Application Software (6.80%)
1,195	Adobe, Inc. [1]	347,355	394,123
3,468	SS&C Technologies Holdings, Inc.	180,948	212,935

		528,303	607,058

	Data Processing & Outsourced Services (7.56%)
1,765	Fidelity National Information Services, Inc.	236,095	245,494
1,438	MasterCard Incorporated, Cl A	295,635	429,372

		531,730	674,866
	Electronic Manufacturing Services (1.92%)
1,786	TE Connectivity Ltd. [2]	168,944	171,170

	IT Consulting & Other Services (4.60%)
1,950	Accenture plc, Cl A [2]	351,511	410,612

	Semiconductor Equipment (1.55%)
468	ASML Holding N.V. [2]	86,675	138,500

	Semiconductors (1.64%)
1,139	Texas Instruments, Inc.	130,354	146,123

	Systems Software (4.64%)
2,626	Microsoft Corp.	274,484	414,120

	Technology Hardware, Storage & Peripherals (4.16%)
1,266	Apple, Inc.	237,463	371,761

Total Information Technology		2,309,464	2,934,210

Materials (1.45%)
	Specialty Chemicals (1.45%)
221	The Sherwin-Williams Co.	97,730	128,962

Real Estate (4.92%)
	Specialized REITs (4.92%)
1,501	Alexandria Real Estate Equities, Inc. [3]	225,486	242,532
337	Equinix, Inc.	164,667	196,707

Total Real Estate		390,153	439,239

Total Common Stocks		7,023,382	8,536,384

See Notes to Schedules of Investments.

[862435.TX]13

Baron Durable Advantage Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2019 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (10.30%)

$919,020	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2019, 0.65% due 1/2/2020; Proceeds at maturity – $919,053; (Fully collateralized by $335,000 U.S. Treasury Note, 2.00% due 11/30/2022; Market value – $339,299) and $600,000 U.S. Treasury Note, 1.625% due 12/15/2022; Market value – $600,889)[4]	$919,020	$919,020

Total Investments (105.93%)		$7,942,402	9,455,404

Liabilities Less Cash and Other Assets (-5.93%)			(529,276)

Net Assets			$8,926,128

Retail Shares (Equivalent to $12.99 per share based on 247,928 shares outstanding)			$3,219,349

Institutional Shares (Equivalent to $13.04 per share based on 395,597 shares outstanding)			$5,160,420

R6 Shares (Equivalent to $13.04 per share based on 41,893 shares outstanding)			$546,359

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

[862435.TX]14

Baron Funds	December 31, 2019

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987, and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The Trust currently offers seven series (individually, a “Fund” and collectively, the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms, or other platforms. R6 Shares are for investments in the amount of $5 million or more per Fund. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans, and Taft-Hartley multi-employer pension plans), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with BAMCO, Inc. (the “Adviser”), and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class. The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Durable Advantage Fund seeks capital appreciation through long-term investments primarily in securities of large-sized companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation. The Funds’ share prices or net asset values (“NAV”) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the “NAV Calculation Time”)) on the New York Stock Exchange (the “Exchange”) on any day the Exchange is scheduled to be open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using “fair value” pricing may include, but are not limited to: trading of the security has been halted or suspended; or the security has not been traded for an extended period of time. The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or intrinsic value, which is calculated as the price of the common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

b) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the NAV is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

c) Securities Lending.The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

d) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update No. 2011-11 for the Funds’ investments in repurchase agreements at December 31, 2019, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Schedule of Investments.

e) Master Limited Partnerships. The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

[862435.TX]15

Baron Funds	December 31, 2019

3. RESTRICTED SECURITIES

At December 31, 2019, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At December 31, 2019, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund
Name of Issuer	Acquisition Date(s)	Value
Private Partnerships
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	$179,934

(Cost $0) (0.00% of Net Assets)

	Baron Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Preferred Stocks
Schrödinger, Inc. Series E	11/9/2018	$6,708,706
Private Partnerships
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	60,567

Total Restricted Securities		$6,769,273

(Cost $4,999,999) † (0.09% of Net Assets)

†	See Schedules of Investments for cost of individual securities.

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•

Level 2 – prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

[862435.TX]16

Baron Funds	December 31, 2019

The following is a summary of the inputs used as of December 31, 2019 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$4,519,622,836	$—	$—	$4,519,622,836
Private Partnerships	—	—	179,934	179,934
Short Term Investments	—	73,811,375	—	73,811,375

Total Investments	$4,519,622,836	$73,811,375	$179,934	$4,593,614,145

	Baron Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$7,248,684,666	$11,535,001	$—	$7,260,219,667
Private Preferred Stocks	—	—	6,708,706	6,708,706
Private Partnerships	—	—	60,567	60,567
Warrants	—	655,337	—	655,337

Total Investments	$7,248,684,666	$12,190,338	$6,769,273	$7,267,644,277

	Baron Small Cap Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,933,779,242	$38,450,002	$—	$3,972,229,244
Warrants†	3,920,000	1,771,171	—	5,691,171
Short Term Investments	—	99,551,863	—	99,551,863

Total Investments	$3,937,699,242	$139,773,036	$—	$4,077,472,278

	Baron Opportunity Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$417,431,816	$11,135,355	$—	$428,567,171
Short Term Investments	—	9,526,384	—	9,526,384

Total Investments	$417,431,816	$20,661,739	$—	$438,093,555

[862435.TX]17

Baron Funds	December 31, 2019

	Baron Fifth Avenue Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$313,598,337	$8,354,160	$—	$321,952,497
Short Term Investments	—	4,867,043	—	4,867,043

Total Investments	$313,598,337	$13,221,203	$—	$326,819,540

	Baron Discovery Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$546,134,973	$19,176,364	$—	$565,311,337
Short Term Investments	—	33,497,565	—	33,497,565

Total Investments	$546,134,973	$52,673,929	$—	$598,808,902

	Baron Durable Advantage Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$8,358,856	$177,528	$—	$8,536,384
Short Term Investments	—	919,020	—	919,020

Total Investments	$8,358,856	$1,096,548	$—	$9,455,404

†	See Schedules of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund
Investments in Securities	Balance as of September 30, 2019	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2019	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2019
Private Equity Investments
Financials	$179,228	$—	$—	$706	$—	$—	$—	$—	$179,934	$706

	Baron Growth Fund
Investments in Securities	Balance as of September 31, 2019	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2019	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2019
Private Preferred Stocks
Health Care	$5,870,118	$—	$—	$838,588	$—	$—	$—	$—	$6,708,706	$838,588
Private Partnerships
Financials	60,329	—	—	238	—	—	—	—	60,567	238

Total	$5,930,447	$—	$—	$838,826	$—	$—	$—	$—	$6,769,273	$838,826

[862435.TX]18

Baron Funds	December 31, 2019

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of December 31, 2019, the components of net assets on a tax basis were as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Cost of investments	$1,703,156,983	$1,781,937,724	$1,823,899,469	$217,354,661	$162,268,728	$483,138,786	$7,942,402

Gross tax unrealized appreciation	$2,911,331,868	$5,523,326,359	$2,266,769,863	$221,871,885	$169,659,554	$136,445,927	$1,532,053
Gross tax unrealized depreciation	(20,874,706)	(37,619,806)	(13,197,054)	(1,132,991)	(5,108,742)	(20,775,811)	(19,051)

Net unrealized appreciation	$2,890,457,162	$5,485,706,553	$2,253,572,809	$220,738,894	$164,550,812	$115,670,116	$1,513,002

6. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON GROWTH FUND

Name of Issuer	Value at September 30, 2019	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at December 31, 2019	Value at December 31, 2019	% of Net Assets at December 31, 2019

“Affiliated” Company as of December 31, 2019:
Benefitfocus, Inc.	$52,382,000	$—	$527,717	$(3,024,500)	$(1,110,283)	$—	2,175,000	$47,719,500	0.66%
Choice Hotels International, Inc.	266,880,000	—	—	43,410,000	—	1,320,000	3,000,000	310,290,000	4.27%
Iridium Communications, Inc.	188,596,298	—	—	29,778,363	—		8,862,608	218,374,661	3.01%
Vail Resorts, Inc.	477,876,000		5,925,187	23,621,250	2,075,187	7,356,800	2,075,000	497,647,250	6.85%

	$985,734,298	$—	$6,452,904	$93,785,113	$964,904	$8,676,800		$1,074,031,411

BARON SMALL CAP FUND

Name of Issuer	Value at September 30, 2019	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at December 31, 2019	Value at December 31, 2019	% of Net Assets at December 31, 2019

“Affiliated” Company as of December 31, 2019:
ChaSerg Technology Acquisition Corp.	$—	$20,642,600	$—	$977,400	$—	$—	2,000,000	$21,620,000	0.53%
Repay Holdings Corporation	45,535,000	—	—	5,740,000	—	—	3,500,000	51,275,000	1.26%
Repay Holdings Corporation Warrants Exp 7/11/2024	3,010,000	—	—	910,000	—		3,500,000	3,920,000	0.10%

	$48,545,000	$20,642,600	$—	$7,627,400	$—	$—		$76,815,000

[1]

An “Affiliated” company (“affiliated person” as defined in the 1940 Act), is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the three months ended December 31, 2019.